SCHEDULE OF BASIC AND DILUTED NET INCOME (LOSS) PER ORDINARY SHARE (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2024 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares
Basic weighted average ordinary shares outstanding	100	100
Diluted weighted average ordinary shares outstanding	100	100
Basic net income per ordinary share | (per share)	$ (331)	¥ (2,417)
Diluted net income per ordinary share | (per share)	$ (331)	¥ (2,417)
Redeemable Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Allocation of net income | ¥			¥ 21,402	¥ 903,232
Basic weighted average ordinary shares outstanding			3,466,972	5,570,867
Diluted weighted average ordinary shares outstanding			3,466,972	5,570,867
Basic net income per ordinary share | ¥ / shares			¥ 0.01	¥ 0.16
Diluted net income per ordinary share | ¥ / shares			¥ 0.01	¥ 0.16
Non-Redeemable Ordinary Shares [Member] | Distoken Acquisition Corporation [Member]
Allocation of net income | ¥			¥ 15,729	¥ 401,499		¥ (2,155)
Basic weighted average ordinary shares outstanding			2,548,000	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]
Diluted weighted average ordinary shares outstanding			2,548,000	2,476,329	[1],[2],[3]	1,745,000	[1],[2],[3]
Basic net income per ordinary share | ¥ / shares			¥ 0.01	¥ 0.16		¥ (0.00)
Diluted net income per ordinary share | ¥ / shares			¥ 0.01	¥ 0.16		¥ (0.00)

[1]	At December 31, 2022, excludes an aggregate of up to 258,000 shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriter (see Note 5).
[2]	On January 26, 2023, the shareholders of the Company approved, through an ordinary resolution, the redesignation of authorized share capital from two classes of ordinary shares (Class A and Class B) to one class of ordinary shares, through a special resolution and related amendments to the memorandum and articles of association. All share and per-share amounts and descriptions have been retrospectively presented (See Note 7).
[3]	On January 30, 2023, the Company effected a share dividend of 0.2 shares for each ordinary share outstanding, resulting in the Sponsor holding 1,725,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the share dividend (See Note 5).